Prepayments and Other Receivables	9 Months Ended
Sep. 30, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

7. Prepayments and Other Receivables

	September 30,	December 31,
	2024	2023
	€1.000	€1.000
Prepayments	1,708	793
Other Receivables	770	745
	2,478	1,538

At September 30, 2024 and December 31, 2023 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At September 30, 2024 and December 31, 2023 other receivables consisted principally of amounts receivable from research collaboration partners and deposits.